Schedule of Investments (unaudited)	iShares® MSCI Thailand ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
JWD Infologistics PCL	585,200	$345,163
Kerry Express Thailand PCL, NVS(a)(b)	716,100	373,060
		718,223

Airlines — 0.3%
Asia Aviation PCL, NVDR(a)	5,711,147	502,205
Bangkok Airways PCL, NVDR(a)	1,226,100	468,714
		970,919

Auto Components — 0.3%
Sri Trang Agro-Industry PCL, NVDR	1,513,945	818,873

Banks — 4.6%
Kasikornbank PCL, NVDR	975,400	4,019,237
Kiatnakin Phatra Bank PCL, NVDR	348,073	709,995
Krung Thai Bank PCL, NVDR	5,723,100	2,872,057
SCB X PCL, NVS	1,386,100	4,161,736
Thanachart Capital PCL, NVDR	471,100	567,104
Tisco Financial Group PCL, NVDR(b)	329,600	914,321
		13,244,450

Beverages — 1.1%
Carabao Group PCL, NVDR	492,900	1,341,108
Osotspa PCL, NVDR	2,480,600	1,996,876
		3,337,984
Building Products — 0.2%
Dynasty Ceramic PCL, NVDR(b)	5,993,940	466,633

Capital Markets — 0.7%
Bangkok Commercial Asset Management PCL, NVDR(b)	2,944,500	1,259,223
Beyond Securities PC, NVS(a)(b)	2,081,700	807,446
		2,066,669

Chemicals — 3.4%
Eastern Polymer Group PCL, NVDR	1,377,700	400,225
Indorama Ventures PCL, NVDR	2,773,310	3,362,285
PTT Global Chemical PCL, NVDR	3,706,607	5,077,684
TOA Paint Thailand PCL, NVDR(b)	999,900	959,971
		9,800,165

Construction & Engineering — 0.7%
CH Karnchang PCL, NVDR	1,807,700	1,269,265
Sino-Thai Engineering & Construction PCL, NVDR	1,865,028	643,212
		1,912,477

Construction Materials — 4.8%
Siam Cement PCL (The), NVDR	1,282,800	12,265,998
Siam City Cement PCL, NVDR	147,300	628,103
Tipco Asphalt PCL, NVDR(b)	1,179,300	610,007
TPI Polene PCL, NVDR	9,421,300	511,753
		14,015,861

Consumer Finance — 3.5%
AEON Thana Sinsap Thailand PCL, NVDR(b)	144,000	658,331
Asia Sermkij Leasing PCL, NVS(b)	346,600	349,294
JMT Network Services PCL, NVDR	1,084,500	2,075,531
Krungthai Card PCL, NVDR(b)	1,485,100	2,490,228
Muangthai Capital PCL, NVDR	1,229,800	1,304,539
Ngern Tid Lor PCL, NVDR	1,844,408	1,448,592
Ratchthani Leasing PCL, NVDR(b)	3,255,127	384,263
Srisawad Corp. PCL, NVDR(b)	1,137,760	1,476,377
		10,187,155

Containers & Packaging — 1.2%
Polyplex Thailand PCL, NVDR(b)	381,200	266,587

Security	Shares	Value

Containers & Packaging (continued)
SCG Packaging PCL, NVDR	2,111,000	$3,326,899
		3,593,486

Diversified Telecommunication Services — 1.0%
Jasmine International PCL, NVDR(a)(b)	5,709,568	382,205
True Corp. PCL, NVDR(b)	19,114,318	2,469,123
		2,851,328

Electrical Equipment — 0.2%
STARK Corp. PCL, NVS(a)(b)	7,748,400	713,609

Electronic Equipment, Instruments & Components — 5.1%
Delta Electronics Thailand PCL, NVDR(b)	512,800	9,866,237
Forth Corp. PCL, NVS(b)	398,600	415,685
Hana Microelectronics PCL, NVDR(b)	926,100	1,374,682
Jay Mart PCL, NVDR(b)	821,000	1,029,448
KCE Electronics PCL, NVDR(b)	1,260,700	1,745,623
Nex Point Parts PCL(a)	829,200	439,701
		14,871,376

Entertainment — 0.3%
Major Cineplex Group PCL, NVDR	967,900	540,891
RS PCL, NVDR	796,200	389,783
		930,674

Food & Staples Retailing — 6.8%
Berli Jucker PCL, NVDR	1,972,400	1,927,843
CP ALL PCL, NVDR	9,614,100	17,799,922
		19,727,765

Food Products — 3.0%
Charoen Pokphand Foods PCL, NVDR	6,358,200	4,313,964
GFPT PCL, NVDR(b)	716,200	277,422
Ichitan Group PCL, NVDR(b)	1,055,600	355,046
Khon Kaen Sugar Industry PCL, NVDR	3,239,678	348,290
R&B Food Supply PCL, NVDR(b)	814,500	283,502
Thai Union Group PCL, NVDR	4,723,700	2,294,890
Thai Vegetable Oil PCL, NVDR	664,588	533,130
Thaifoods Group PCL, NVDR(b)	1,856,300	287,491
		8,693,735

Health Care Equipment & Supplies — 0.2%
Sri Trang Gloves Thailand PCL, NVDR	1,645,700	468,215

Health Care Providers & Services — 8.9%
Bangkok Chain Hospital PCL, NVDR(b)	2,250,925	1,302,343
Bangkok Dusit Medical Services PCL, NVDR	16,990,000	14,636,333
Bumrungrad Hospital PCL, NVDR	979,376	6,335,011
Chularat Hospital PCL, NVDR	8,128,000	853,857
Ramkhamhaeng Hospital PCL, NVS	592,700	929,618
Thonburi Healthcare Group PCL, NVDR	627,400	1,131,483
Vibhavadi Medical Center PCL, NVDR(b)	7,884,200	622,864
		25,811,509

Hotels, Restaurants & Leisure — 3.2%
Asset World Corp. PCL, NVDR	13,216,000	2,380,300
Central Plaza Hotel PCL, NVDR(a)	764,800	1,080,234
Erawan Group PCL (The), NVDR(a)	4,850,000	613,946
Minor International PCL, NVDR(a)(b)	5,211,810	4,588,043
MK Restaurants Group PCL, NVDR	451,100	721,414
		9,383,937
Independent Power and Renewable Electricity Producers — 9.3%
Absolute Clean Energy PCL, NVDR(b)	3,441,600	264,514
B Grimm Power PCL, NVDR	1,499,700	1,607,875
Banpu Power PCL, NVDR(b)	1,266,200	561,134
BCPG PCL, NVDR	2,080,850	611,158

Schedule of Investments (unaudited) (continued)	iShares® MSCI Thailand ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
CK Power PCL, NVDR	3,337,260	$463,395
Electricity Generating PCL, NVDR(b)	434,700	2,122,480
Energy Absolute PCL, NVDR	2,763,800	7,611,199
Global Power Synergy PCL, NVDR	1,159,900	2,305,197
Gulf Energy Development PCL, NVDR	4,829,700	7,304,876
Gunkul Engineering PCL, NVDR	6,564,022	1,001,618
Ratch Group PCL, NVDR	1,796,600	2,095,821
SPCG PCL, NVDR	777,500	320,012
Super Energy Corp. PCL, NVDR	27,313,250	512,040
TPI Polene Power PCL, NVDR(b)	4,101,300	382,045
		27,163,364

Industrial Conglomerates — 0.2%
Thoresen Thai Agencies PCL, NVDR(b)	1,967,700	450,884

Insurance — 0.7%
Bangkok Life Assurance PCL, NVDR(b)	981,500	828,006
Dhipaya Group Holdings PCL, NVDR(b)	584,600	852,464
TQM Corp. PCL, NVDR(b)	451,100	497,890
		2,178,360

IT Services — 0.1%
Ditto Thailand PCL, NVS(b)	216,900	398,348

Machinery — 0.1%
Sabuy Technology PCL, NVDR(b)	733,600	234,813

Marine — 0.4%
Precious Shipping PCL, NVDR(b)	1,536,700	643,538
Regional Container Lines PCL, NVDR(b)	611,000	523,927
		1,167,465

Media — 0.7%
BEC World PCL, NVDR(b)	1,331,000	399,024
Plan B Media PCL, NVDR(a)(b)	3,852,260	890,147
VGI PCL, NVDR(b)	7,352,550	868,889
		2,158,060

Multiline Retail — 1.3%
Central Retail Corp. PCL, NVDR	2,979,034	3,661,967

Oil, Gas & Consumable Fuels — 13.6%
Bangchak Corp. PCL, NVDR	1,694,200	1,543,921
Banpu PCL, NVDR	9,466,300	3,539,390
Esso Thailand PCL, NVDR	1,421,800	490,559
IRPC PCL, NVDR	18,589,400	1,632,895
Prima Marine PCL, NVDR	1,643,400	343,859
PTT Exploration & Production PCL, NVDR(b)	2,284,984	12,183,566
PTT Public Company Ltd., NVDR	16,440,000	15,556,533
Siamgas & Petrochemicals PCL, NVDR	913,800	260,266
Star Petroleum Refining PCL, NVDR	2,849,100	941,767
Thai Oil PCL, NVDR(b)	2,009,900	3,176,675
		39,669,431

Pharmaceuticals — 0.3%
Mega Lifesciences PCL, NVDR	573,300	764,287

Real Estate Management & Development — 6.8%
Amata Corp. PCL, NVDR	1,321,500	730,719
AP Thailand PCL, NVDR	3,868,586	1,113,620
Bangkok Land PCL, NVDR	18,727,500	560,191
Central Pattana PCL, NVDR	3,325,500	6,879,590
Land & Houses PCL, NVDR	13,772,700	3,760,924

Security	Shares	Value

Real Estate Management & Development (continued)
MBK PCL, NVDR	1,514,400	$799,197
Origin Property PCL, NVDR	1,411,000	423,035
Pruksa Holding PCL, NVDR	1,078,300	371,191
Quality Houses PCL, NVDR	12,314,632	777,916
Sansiri PCL, NVDR	19,795,037	886,011
SC Asset Corp. PCL, NVDR	2,408,604	282,740
Singha Estate PCL, NVDR(a)	4,067,000	213,620
Supalai PCL, NVDR	2,289,300	1,496,190
WHA Corp. PCL, NVDR	13,624,040	1,491,840
		19,786,784

Road & Rail — 1.1%
BTS Group Holdings PCL, NVDR	13,008,400	3,112,043

Specialty Retail — 3.7%
Com7 PCL, NVDR(b)	1,770,600	1,611,853
Dohome PCL, NVDR(b)	1,429,192	567,794
Home Product Center PCL, NVDR	9,744,173	4,088,132
PTG Energy PCL, NVDR(b)	1,530,000	646,562
PTT Oil & Retail Business PCL, NVDR(b)	4,939,500	3,426,608
Singer Thailand PCL, NVDR(b)	477,224	432,600
		10,773,549

Transportation Infrastructure — 6.4%
Airports of Thailand PCL, NVDR(a)	7,048,400	15,053,101
Bangkok Aviation Fuel Services PCL, NVDR(a)(b)	363,900	321,445
Bangkok Expressway & Metro PCL, NVDR	12,583,553	3,347,939
		18,722,485

Water Utilities — 0.3%
TTW PCL, NVDR(b)	2,286,266	567,271
WHA Utilities and Power PCL, NVDR(b)	1,889,800	217,047
		784,318

Wireless Telecommunication Services — 4.9%
Advanced Info Service PCL, NVDR	1,956,119	10,513,786
Intouch Holdings PCL, NVDR	1,848,100	3,886,150
		14,399,936

Total Long-Term Investments — 99.6%
(Cost: $363,800,349)		290,011,137

Short-Term Securities

Money Market Funds — 9.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(c)(d)(e)	26,147,006	26,149,621

Total Short-Term Securities — 9.0%
(Cost: $26,139,382)		26,149,621

Total Investments — 108.6%
(Cost: $389,939,731)		316,160,758

Liabilities in Excess of Other Assets — (8.6)%		(25,095,694)

Net Assets — 100.0%		$291,065,064

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Thailand ETF
November 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$26,494,555	$—	$(337,350	)(a)	$(3,762)	$(3,822)	$26,149,621	26,147,006	$568,274	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	600,000	—	(600,000	)(a)	—	—	—	—	1,025		—
					$(3,762)	$(3,822)	$26,149,621		$569,299		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period

End Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	14	12/16/22	$688	$48,688

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Thailand ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,180,141	$287,830,996	$—	$290,011,137
Money Market Funds	26,149,621	—	—	26,149,621
	$28,329,762	$287,830,996	$—	$316,160,758
Derivative financial instruments(a)
Assets
Futures Contracts	$48,688	$—	$—	$48,688

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

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